CALIFORNIA MUNICIPAL FUND
	Class A	Class B	Class C
Ticker Symbol(s)	SRCMX	SQCMX	SRCCX

Principal Funds, Inc. Summary Prospectus March 1, 2011 amended June 16, 2011 and September 16,
2011

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the
Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at
www.principalfunds.com/investor/forms/prospectuses.htm. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.

This Summary Prospectus incorporates by reference the Statutory Prospectus for Classes A, B, and C shares dated March 1, 2011, as supplemented March 14, 2011, June 16, 2011 and September 16, 2011,
and the Statement of Additional Information dated March 1, 2011, as supplemented on March 14, 2011,
June 16, 2011, and September 16, 2011, (which may be obtained in the same manner as the Prospectus).

Objective: The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 214 and 221, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 103 of the
Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2010	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses*	0.13%	0.24%	0.29%
Total Annual Fund Operating Expenses	0.88%	1.74%	1.79%
Expense Reimbursement	N/A	-----	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.74%	1.79%

*Other Expenses include: Interest Expenses	0.07%	0.07%	0.07%

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for
Class B shares. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc.
and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a
5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$461	$645	$ 844	$1,419
Class B	$677	$948	$1,144	$1,824
Class C	$282	$563	$ 970	$2,105

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$461	$645	$844	$1,419
Class B	$177	$548	$944	$1,824
Class C	$182	$563	$970	$2,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate- and long-term
California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital California Municipal
Bond Index, which as of December 31, 2010 was 8.6 years.

The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas has greater exposure than other funds to economic conditions and developments in those areas.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund's net asset value, or diminish the
Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989.

Effective December 31, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital California Municipal Index is a better representation of the investment universe for this
Fund’s investment philosophy than the Barclays Capital Municipal Bond Index.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.08%

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
Class A Return Before Taxes	-1.72%	0.37%	2.70%
Class A Return After Taxes on Distributions	-1.72%	0.36%	2.65%
Class A Return After Taxes on Distribution and Sale of Fund Shares	0.56%	0.99%	2.95%
Class B Return Before Taxes	-3.80%	0.00%	2.47%
Class C Return Before Taxes	0.18%	0.29%	2.27%
Barclays Capital California Municipal Index (reflects no deduction for fees,	2.97%	3.68%	4.64%
expenses, or taxes)
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
· Douglas J. Gaylor (since 2011), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

· Initial Investment	$1,000
· For accounts with an Automatic Investment Plan (AIP)	$100
· Subsequent Investments	$100
· For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund intends to distribute income that is exempt from regular federal and California income taxes. A portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.